Goodwill and other intangible assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 4,210	$ 4,514	$ 4,424
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Assets acquired		21,400	0
Amortization expense	4,200	4,500	4,400
Foreign currency translation decrease in net carrying amount	1,000	$ 2,300	$ 900
Estimated aggregate amortization expense, next twelve months	4,200
Estimated aggregate amortization expense, year two	4,200
Estimated aggregate amortization expense, year three	4,200
Estimated aggregate amortization expense, year four	4,200
Estimated aggregate amortization expense, year five	$ 4,200